REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Financial Information of The Company's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 2,945,399	$ 2,735,272	$ 2,377,508
Total cost of revenue	989,254	909,524	768,173
Operating income	645,758	545,954	435,227
Financial income and other, net	58,259	58,872	22,473
Income before taxes on income	704,017	604,826	457,700
Depreciation and amortization	199,044	205,020	167,360
Cloud
Segment Reporting Information [Line Items]
Revenues	2,238,421	1,984,160	1,581,825
Total cost of revenue	770,476	699,713	553,654
Services
Segment Reporting Information [Line Items]
Revenues	559,989	596,031	641,387
Total cost of revenue	193,934	184,410	188,890
Product
Segment Reporting Information [Line Items]
Revenues	146,989	155,081	154,296
Total cost of revenue	24,844	25,401	25,629
Operating Segments | Customer Engagement
Segment Reporting Information [Line Items]
Revenues	2,459,974	2,281,781	1,974,090
Other segment items	980,425	944,352	870,908
Operating income	665,075	574,334	456,793
Depreciation and amortization	161,050	174,659	143,585
Operating Segments | Customer Engagement | Cloud
Segment Reporting Information [Line Items]
Total cost of revenue	676,020	620,919	496,516
Operating Segments | Customer Engagement | Services
Segment Reporting Information [Line Items]
Total cost of revenue	122,099	124,250	132,069
Operating Segments | Customer Engagement | Product
Segment Reporting Information [Line Items]
Total cost of revenue	16,355	17,926	17,804
Operating Segments | Financial Crime and Compliance
Segment Reporting Information [Line Items]
Revenues	485,425	453,491	403,418
Other segment items	146,701	159,819	156,328
Operating income	166,847	158,296	129,023
Depreciation and amortization	22,400	20,985	15,757
Operating Segments | Financial Crime and Compliance | Cloud
Segment Reporting Information [Line Items]
Total cost of revenue	95,034	74,125	58,618
Operating Segments | Financial Crime and Compliance | Services
Segment Reporting Information [Line Items]
Total cost of revenue	72,458	58,127	56,190
Operating Segments | Financial Crime and Compliance | Product
Segment Reporting Information [Line Items]
Total cost of revenue	4,385	3,124	3,259
Not allocated
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income	$ (186,164)	$ (186,676)	$ (150,589)